File Number: 4-1873

For the reporting period ended December 31, 2001

RECEIVED MAR 25 2002

02004615

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

PROCESSED
JUN 28 2002
THOMSON FINANCIAL

FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

MAR 26 2002

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

Saturna Capital Corporation

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☐ Yes ☒ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)
   - [ ] Comptroller of the Currency
   - [ ] Federal Deposit Insurance Corporation
   - [ ] Board of Governors of the Federal Reserve System
   - [X] Securities and Exchange Commission

   b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)
   - [ ] Yes, filed amendment(s)
   - [ ] No, failed to file amendment(s)
   - [X] Not applicable

   c. If the answer to subsection (b) is no, provide an explanation:

____

____

____

____

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period: 0

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31: 6318

   b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31: 0

   c. Number of individual securityholder DRS accounts as of December 31: 0

   d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
		100%			

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:			7			
b. Receives items for transfer but does not maintain the master securityholder files:						
c. Does not receive items for transfer but maintains the master securityholder files:						

7. Scope of certain additional types of activities performed:
   a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 7
   b. Number of issues for which DRS services were provided, as of December 31: 0
   c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
      i. number of issues 5
      ii. amount (in dollars) 789,481

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues		0
ii. Market value (in dollars)		0

   b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 0

   c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☐ Yes ☐ No

   d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

   i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2. .... -

   ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2. .... -

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:
   a. Total number of transactions processed: 16665
   b. Number of transactions processed on a date other than date of receipt of order (as ofs): 21

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
Report Attached		
Furthermore, this report has been forwarded to EquiSearch Services Inc.,		
Whiteplains, New York for further research.		

b. Number of lost securityholder accounts that have been remitted to states during the reporting period: 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form:	Title: Director, Funds & Operations Telephone number: 360.594.9900 x204
Name of Official responsible for Form: (First name, Middle name, Last name) Chris R. Fankhauser	Date signed (Month/Day/Year): 3/20/02

Lost Registrations

BASE/TIN/REP	OWNER/WITH/PH	REGISTRATION	SEARCH ATTEMPTS
00519-00 472-08-2565 PSM **Value:** $1,638 **Lost:** 2/3/98 **RPO:** 7/6/92	Individual Exempt - Certified **D:**(612)626-5847 **H:** **F:**	Muhammad Abu Taher c/o Inst. of Nuclear Medicine IPGMR Campus Shahbag Dhaka, BANGLADESH	(1/18/01) Pursuant to lost shareholder regulations.I did another search for this customer using google, world wide white pages, and bigyellow. My search was unsuccessful. Customer is still classified as lost. •• (2/4/98) Pursuant to lost shareholder regulations, an
00566-00 147-44-7948 PSM **Value:** $1,568 **Lost:** 10/27/99 **RPO:** 6/2/94	Corporation Exempt - Corporation **D:** **H:** **F:**	Jawad F. George & Associates 1420 16th Street Washington, DC 20036	(1/22/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google. •• (2/11/99) Searched yahoo, switchboard, anywho, and
00579-00 000-06-2296 brf **Value:** $5 **Lost:** 6/26/98 **RPO:** 1/17/01	Individual Exempt - Certified **D:** **H:** **F:**	Talie A. Al-Mutairy P. O. Box 1701 Falls Church, VA 22041	(1/22/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google. Account is worth less than $25. •• (6/26/98)
00633-00 324-60-7803 PSM **Value:** $312 **Lost:** 2/3/98 **RPO:** 3/1/91	Individual Exempt - Certified **D:**(000)555-1212 **H:** **F:**	Abdulaziz Hamad Bassam PO Box 25501 Riyadh, __ 11476 SAUDI ARABIA	(1/22/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using ameinfo.com, google.com, and atSaudi.com. •• (2/3/98) Unable to locate during semi annual Lost shareholder lookup. Marking as "Lost" at this
00647-00 395-90-3400 PSM **Value:** $377 **Lost:** 8/18/99 **RPO:** 6/24/96	Individual Exempt - Certified **D:**(317)743-6335 **H:** **F:**	Refat Barbour 921 Cambridge Ct. Appleton, WI 54915-2970	(3/5/99) Searched under Yahoo, Infospace, Switchboard, and Anywho. I called the number for R Refat, but it was wrong #-608-238-8027. I called the Refat Barbour on Mercer Island, WA several times and the number is "not in service, #206-230-8416. I am resending the statement
00676-00 592-18-7147 NFK **Value:** $36 **Lost:** 8/18/99 **RPO:** 2/12/02	Individual Exempt - Certified **D:**(___)000-0000 **H:** **F:**	Mustafa M. Bader 1426 S. Dixie Hwy #1F3 Coral Gables, FL 33146	(1/22/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google. •• (7/28/99) Searched infospace, anywho, yahoo, and
00697-00 494-86-1926 PSM **Value:** $1,101 **Lost:** 2/3/98 **RPO:** 1/18/93	Individual Exempt - Certified **D:** **H:** **F:**	Yasser Ahmed Kotb 408A Locust St. Columbia, MO 65201	(1/22/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), freeality.com, and Google. •• (2/3/98) Follow up internet search in
00715-00 144-72-8292 PSM **Value:** $2,244 **Lost:** 5/31/00 **RPO:** 10/28/99	Joint Ten WROS Exempt - Certified **D:**(201)532-3449 **H:** **F:**	Muhammed Iqbal J. Shaikh Nassimbanv H. Shaikh JT WROS 111 Humber Blvd. Toronto, ON M6N 2M4 CANADA	(7/27/99) Called #201-532-3449 . "No longer in service". •• (5/1/00) Sending out change of address form to Mohammed Shaikh at the address on the internet, 1442 W Lawrence Ave, Toronto, ON M6L 1B5. Otherwise could not locate on the internet under
00730-00 200-64-0328 PSM **Value:** $7 **Lost:** 8/18/99 **RPO:** 2/12/02	Individual Exempt - Certified **D:** **H:** **F:**	Mokhtar Harun 232 West 8th St. Apt. 1W Erie, PA 16501	(8/11/99) Searched Infospace, Anywho, Yahoo, Switchboard, and uswestdex. Unable to locate. Called 419-389-6837 under switchboard, disconnected. •• (8/18/99) LOST SHAREHOLDER. I marked this account as lost because client has an been RPO's since

Lost Registrations

BASE/TIN/REP	OWNER/WITH/PH	REGISTRATION	SEARCH ATTEMPTS
00758-00 992-17-4394 brf **Value:** $98 **Lost:** 2/3/98 **RPO:** 1/14/93	Individual Exempt - Certified **D:** **H:** **F:**	Abdul Razak Mohdsari 27 East 7th Street #5 Tempe, AZ 85281	(2/3/98) No information found on internet once again, in compliance of Lost shareholder regulations. Marking as lost at this time. •• (6/23/99) Pursuant to lost shareholder regulations, an internet search on bigyellow.com was done and unsuccessful.
00834-00 309-46-9345 MLC **Value:** $74 **Lost:** 6/23/99 **RPO:** 6/9/98	IRA Retirement - Formula **D:** **H:** **F:**	Jane Grant IRA Saturna Capital TTEE 2450 Avon Road Plainfield, IN 46168	(2/2/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google. •• (1/12/99) RPO-12/31/98 Statement. Called
00839-00 357-58-8393 MLC **Value:** $74 **Lost:** 2/3/98 **RPO:** 1/16/01	IRA Retirement - Formula **D:** **H:** **F:**	Abdalla M. Ali IRA Saturna Capital TTEE 10114 Bradbury Drive Indianapolis, IN 46231	(2/2/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google. •• (2/3/98) Per lost shareholder regulations, initiated
00845-00 315-86-2507 brf **Value:** $74 **Lost:** 2/3/98 **RPO:** 3/9/91	IRA Retirement - Formula **D:** **H:** **F:**	Ambara Abdi Kilany IRA Saturna Capital TTEE P.O. Box 2704 Santa Clara, CA 95055-2074	(2/3/98) Pursuant to lost shareholder regulations, search for client was re-initiated and unsuccessful. Marking as lost at this time •• (6/23/99) I conducted an internet search on bigyellow.com but was unsuccessful. Customer is still classified as lost. •• (5/4/00) Searched
00850-00 317-42-1436 MLC **Value:** $74 **Lost:** 5/27/00 **RPO:** 1/18/01	IRA Retirement - Formula **D:** **H:** **F:**	Mary R. Anderson IRA Saturna Capital TTEE c/o Floyd Covington 2605 Cold Spring Manor Dr Indianapolis, IN 46222-2201	(2/2/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google. •• (6/10/98) RPO-5/98 Statement & 1997 5498. Searched
00881-00 533-90-0057 PSM **Value:** $295 **Lost:** 6/14/00 **RPO:** 6/17/93	Individual Exempt - Certified **D:**(703)471-0172 **H:** **F:**	Ahmad Yahya P.O. Box 17512 Washington, DC 20041	(2/2/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google.
00887-00 533-90-0057 PSM **Value:** $74 **Lost:** 6/14/00 **RPO:** 6/2/94	IRA Retirement - Formula **D:** **H:** **F:**	Ahmad Yahya IRA Saturna Capital TTEE P.O. Box 17512 Washington, DC 20041	(2/2/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google. •• (6/2/99) RPO-1998 Form 5498. Searched internet.
01144-00 519-46-0010 PSM **Value:** $1 **Lost:** 10/16/01 **RPO:** 5/17/00	Individual Exempt - Certified **D:**(208)882-2884 **H:** **F:**	Arnold S. Westerlund 610 W Hubbard St, Ste 227 Coeur D Alene, ID 83814-2288	(5/9/00) Got a different address from internet (Infospace). Ran a copy of the customer's statment and sent to new addressn. •• (5/16/00) RPO-cop of statement and change of address form sent on 5/9. Changed address back. •• (5/17/00) Searched internet under
04845-00 033-54-8892 PSM **Value:** $98 **Lost:** 2/5/98 **RPO:** 1/4/95	Joint Ten WROS Exempt - Certified **D:** **H:** **F:**	Ragab B. Rizk Afaf M. Hamdi JT WROS 24 Cottage St. Lynn, MA 01905	(7/30/98) RPO-5/98 statement- searched internet. Found address and phone # but no one there by that name. Change of address form returned. Address & phone # tried: 3701 S George Mason Dr #1303, Baileys Crossroads, VA 22041-3758 (703) 820-0077. •• (7/28/98)

Lost Registrations

BASE/TIN/REP	OWNER/WITH/PH	REGISTRATION	SEARCH ATTEMPTS
04847-00 -04847 brf **Value:** $20 **Lost:** 8/18/99 **RPO:** 8/3/93	Individual Non-Resident Alien (W-8) **D:** **H:**(409)846-7502 **F:**	Ahmad-Abdalla al-Sharif Texas A&M University Dept of Soil and Crop Sciences College Station, TX 77843	(7/12/99) Searched Infospace, Anywho, Yahoo, Switchboard, US WEST DEX. Tried A. Al-Sharif Eluna Ct, Vienna, VA. 703-288-4848 - "temporarily not in service". Will try again later.
04849-00 634-09-7994 brf **Value:** $23 **Lost:** 9/29/99 **RPO:** 8/24/93	Individual Exempt - Certified **D:** **H:** **F:**	Rami H. Nsaif 9797 Meadow Glen, #1116 Houston, TX 77042	(9/29/99) Account being marked as lost. Have searched uswestdex, infospace, anywho, yahoo & switchboard by last name - no matches •• (7/6/00) RPO-5/31/00 statement. Searched uswestdex, infospace, anywho, yahoo and switchboard under "Nsaif". No listings came up.
04860-00 629-03-0861 brf **Value:** $23 **Lost:** 8/18/99 **RPO:** 8/18/99	Joint Ten WROS Exempt - Certified **D:**(281)622-6267 **H:**(281)496-4757 **F:**	Hazem Ibrahim Elkalza Hanaa A. Elkalza JT WROS 11500 Northwest FWY #410 Houston, TX 77092-6523	(2/6/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google. •• (1/19/99) Called numbers on the account.
04872-00 457-75-0490 brf **Value:** $23 **Lost:** 8/18/99 **RPO:** 1/26/93	Individual Exempt - Certified **D:** **H:** **F:**	Michael Bernard Chatman 3823 Lydia St Houston, TX 77021	(2/6/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google. •• (10/27/99) Searched internet under uswestdex, infospace,
04879-00 313-04-6237 MLC **Value:** $23 **Lost:** 4/27/00 **RPO:** 6/21/96	Individual Exempt - Certified **D:**(317)839-8150 **H:**(317)839-3043 **F:**	Mohammad S. Kayani 10190 Bradbury Drive Indianapolis, IN 46231-1908	(2/6/01) Found an address and phone number that could be this shareholder. He lives in Reston VA. His phone number is 703-860-3107. I called the number but nobody answered the phone. I am going to try again later. The address is:
05685-00 305-96-0316 MLC **Value:** $207 **Lost:** 9/29/99 **RPO:** 2/25/98	Joint Ten WROS Exempt - Certified **D:** **H:** **F:**	Ajmal M. Razak Rozita Rosli JT WROS PO BOX 45 Muncie, IN 47306	(2/6/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), and Google •• (7/24/98) UNABLE TO LOCATE: Received change of
05900-00 300-80-5210 brf **Value:** $217 **Lost:** 2/6/98 **RPO:** 1/24/95	Joint Ten WROS Exempt - Certified **D:** **H:** **F:**	Wael A. Elsakka Kathleen A. Albers-Elsakka JT WROS 1944 Thread Needle Way San Jose, CA 95121	(2/7/01) Found the customer! I spoke with him on the phone (408)690-4838 and he requested a change of address form. I mailed one out to his new address: 1925 Woodland Ave. Santa Clara, CA 95050 •• (2/6/98) Pursuant to
08492-00 356-74-3223 PSM **Value:** $1,128 **Lost:** 8/18/99 **RPO:** 8/11/99	Joint Ten WROS Non-Resident Alien (W-8) **D:** **H:** **F:**	Abdul Hadi Harmanshah Marlyna Maros JT WROS 945 Eagle Hts, Apt E Madison, WI 53705-1646	(2/7/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), Hot Bot, and Google. •• (3/16/98) Tried four internet phone searches
09629-00 289-68-1927 brf **Value:** $338 **Lost:** 2/6/98 **RPO:** 2/12/02	Individual Exempt - Certified **D:** **H:** **F:**	Arletta F. Saafir 8125 48th Avenue, Apt #114 College Park, MD 20740	(2/22/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), Hot Bot, and Google. •• (2/5/98) Called number and new student is

Lost Registrations

BASE/TIN/REP	OWNER/WITH/PH	REGISTRATION	SEARCH ATTEMPTS
14445-00 302-48-1448 NFK **Value:** $3,696 **Lost:** 4/27/00 **RPO:** 7/23/99	Individual 3 - Backup Withholding **D:**(407)788-7866 **H:**(407)862-1123 **F:**	Mark W. Nader 380 SSR 434, Suite 142 Altamonte Springs, FL 32714	(3/5/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), Hot Bot, and Google. •• (7/23/99) RPO-Request. Tried phone #'s.
14745-00 003-68-7919 brf **Value:** $157 **Lost:** 5/1/00 **RPO:** 2/12/02	UGMA Exempt - Certified **D:**(800)672-0676 **H:** **F:**	Janice K. Ouhrabka CUST Christopher Ouhrabka UGMA GA 150 Breakwater Way Fayetteville, GA 30214	(3/5/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), Hot Bot, and Google. •• (10/27/99) Called 800-672-0676 and asked for
18977-00 460-74-2321 brf **Value:** $694 **Lost:** 5/4/00 **RPO:** 10/26/99	Individual Exempt - Certified **D:**(713)783-7772 **H:**(713)271-4054 **F:**	Majid Afshang 11685 Alief Rd. #23 Houston, TX 77082	(5/4/00) RPO-12/31/99 Statement, Semi-Annual Report and 1099. Called numbers on the account, both are disconnected. Searched internet. There is one listing for Majid Afshang underinfospace, but he dud not live on
19766-00 460-41-2174 brf **Value:** $219 **Lost:** 9/27/00 **RPO:** 10/19/99	Fraudulent Exempt - Certified **D:**(713)774-3043 **H:**(713)278-0881 **F:**	Barrett G. Mayes 2803 Panagard Houston, TX 77082	(3/5/01) LOST SHAREHOLDER: Marking the shareholder as still lost after an extensive internet search using White Pages.com, Super Pages.com, Starting Page.com(Sleuthing for hard to find persons), Hot Bot, and Google. •• (10/19/99) Called 713-774-3043 and

31 Registrations listed Total Value: $14,918

1 Lost < 1 year	**2 0** Lost 1 to 3 yrs	**1 0** Lost 3 to 5 yrs	**0** Lost 3 to 5 yrs